SUPPLEMENT DATED AUGUST 11, 2014
to

PROSPECTUS DATED APRIL 29, 2011
FOR FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE

PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE

PROSPECTUSES DATED APRIL 25, 2007
FOR FUTURITY VARIABLE UNIVERSAL LIFE,
FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE,
FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
AND FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
(FORMERLY KNOWN AS SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))
DELAWARE LIFE VARIABLE ACCOUNT I
(FORMERLY KNOWN AS SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I)

On July 31, 2014, shareholders approved the reorganization of the following MFS Variable Insurance Trust II funds (each an “Acquired Fund”) into the corresponding acquiring fund (each an “Acquiring Fund”) after the close of business on August 8, 2014:

Acquired Fund		Acquiring Fund
MFS® Value Portfolio	was reorganized into	MFS® Value Series
MFS® Utilities Portfolio	was reorganized into	MFS® Utilities Series
MFS® New Discovery Portfolio	was reorganized into	MFS® New Discovery Series

MFS® Value Portfolio, MFS® Utilities Portfolio, and MFS® New Discovery Portfolio are no longer available for investment and all references to the funds are hereby deleted from the prospectus.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

VUL I (US) 8/2014